Intangible Assets And Liabilities - Intangible assets, Unfavorable Lease (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Below Market Lease, Gross	$ 224,490		$ 224,490		$ 224,490
Below Market Lease, Net	182,464		182,464			$ 0
Amortization of Below Market Lease	(42,026)	$ 0	(42,026)	$ 0
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Below Market Lease, Gross	224,490		224,490			0
Additions			224,490
Accumulated Depreciation [Member]
Finite-Lived Intangible Assets [Line Items]
Below Market Lease, Accumulated Amortization	(42,026)		(42,026)			0
Amortization of Below Market Lease			(42,026)
Net Book Value [Member]
Finite-Lived Intangible Assets [Line Items]
Below Market Lease, Net	$ 182,464		182,464			$ 0
Additions			$ 182,464